UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥) ¥ / shares shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 CNY (¥) ¥ / shares shares
UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME
Revenue	¥ 153,488	$ 21,167	¥ 144,834
Cost of revenue	(133,673)	(18,434)	(140,128)
Gross profit	19,815	2,733	4,706
Operating expenses:
Sales and marketing expenses	(1,855)	(256)	(8,802)
Product development expenses	(17,725)	(2,444)	(39,797)
General and administrative expenses	(69,204)	(9,544)	(134,300)
Total operating expenses	(88,784)	(12,244)	(182,899)
Loss from operations	(68,969)	(9,511)	(178,193)
Other income (expenses):
Interest expense, net	(69)	(10)	(1,797)
Foreign currency exchange gain, net	392	54	441
Gain (Loss) on short-term investments	(640)	(88)	153
Impairment loss for long-term equity investment	(3,000)	(414)
Impairment loss for equity method investments	(11,779)	(1,624)	(62,623)
Impairment loss for non-current assets | ¥	0		(7,642)
Government grants	1,658	229	12,270
Other income, net	88,617	12,221	50,880
Share of (loss) profit from equity method investees, net of income tax	442	61	(115)
Loss on disposal of subsidiaries	(200)	(28)
(Loss) Income before income tax	6,452	890	(186,626)
Income tax (expense) benefit	2,909	401	(5,474)
Net (loss) income	9,361	1,291	(192,100)
Net (profit) loss attributable to noncontrolling interests	97	13	(4,745)
Net (loss) income attributable to Fangdd Network Group Ltd.	9,458	1,304	(196,845)
Net (loss) income attributable to ordinary shareholders	9,458	1,304	(196,845)
Net (loss) income	9,361	1,291	(192,100)
Other comprehensive income
Foreign currency translation adjustment, net of tax	1,267	175	9,159
Total comprehensive (loss) income, net of tax	10,628	1,466	(182,941)
Total comprehensive (income) loss attributable to noncontrolling interests	97	13	(4,745)
Total comprehensive (loss) income attributable to ordinary shareholders	¥ 10,725	$ 1,479	¥ (187,686)
(Loss) income per share
Basic (in dollars per share) | ¥ / shares	¥ 0.001		¥ (0.10)
Diluted (in dollars per share) | ¥ / shares	¥ 0.001		¥ (0.10)
Weighted average number of ordinary shares, basic | shares	13,937,948,159	13,937,948,159	2,046,388,131
Weighted average number of ordinary shares, diluted | shares	13,937,948,159	13,937,948,159	2,046,388,131